COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST II

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated October 26, 2009 to the following

Prospectuses and Statements of Additional Information

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

Supplement to the Prospectuses and Statement of Additional

Information dated March 1, 2009

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia High Yield Fund, Variable Series

Supplement to the Prospectuses dated May 1, 2009 and Statement of Additional Information dated May 1, 2009, as revised June 9, 2009

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Supplement to the Prospectuses and Statements of Additional

Information dated July 1, 2009

Columbia Global Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Supplement to the Prospectuses dated July 1, 2009 and Statement of Additional Information dated September 11, 2009

Columbia Daily Cash Reserves

Supplement to the Prospectus and Statement of Additional

Information dated August 1, 2009, as supplemented

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses and Statement of

Additional information dated September 11, 2009

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Supplement to the Prospectuses and Statements of

Additional Information dated July 1, 2009 (for Class A,

Class B, Class C, Class R and Class Z shares, as

applicable) and the Prospectuses and Statements of

Additional Information dated July 15, 2009 (for Class Y shares)

Columbia Asset Allocation Fund II

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Masters International Equity Portfolio

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the Prospectuses and Statements of

Additional Information dated August 1, 2009

Columbia California Tax-Exempt Reserves

Columbia Cash Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Plus Reserves

Columbia Government Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Supplement to the Prospectuses dated January 1, 2009, as

supplemented and Statement of Additional Information

dated January 1, 2009, as revised October 9, 2009, as

supplemented

(each, a “Fund”)

Banc of America Investment Services, Inc. (“BAI”) has merged with and into Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). As such, references to BAI in each Fund’s Prospectus(es) and Statement(s) of Additional Information are hereby deleted and, to the extent that the context requires, are replaced with references to MLPF&S.

Shareholders should retain this Supplement for future reference.

INT-47/26102-1009